Trade Payables - Trade Payables by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Trade payables	¥ 2,125	¥ 1,903
RMB [member]
Disclosure of financial liabilities [line items]
Trade payables	1,832	1,809
USD [member]
Disclosure of financial liabilities [line items]
Trade payables	209	85
Others [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 84	¥ 9